UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2006

Check here if Amendment: ____; Amendment Number:  _____
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EGM Capital, LLC
Address:  Two Embarcadero Center, Suite 1300
          San Francisco, CA  94111

Form 13F File Number:    28-4994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Ellison Grayson
Title:    President
Phone:    415-782-9600

Signature, Place and Date of Signing:
     William Ellison Grayson       San Francisco, CA   July 31, 2006
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:       (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.
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
NAME OF ISSUER              TITLE  CUSIP      VALUE     SHARES          INV.  OTHER   VOTING
                            OF                X1000                     DISC  MGR     AUTH
                            CLASS                                       .
                                                                                      SOLE

Actions Semiconductor       COM    00507e107   490       46,670    SH   Sole           46,670
Acxiom Corp.                COM    005125109   1,584     63,352    SH   Sole           63,352
Affiliated Managers Group   COM    008252108   1,388     15,977    SH   Sole           15,977
Alliance Data Systems       COM    018581108   598       10,159    SH   Sole           10,159
Allis-Chalmers Energy Inc.  COM    019645506   286       21,033    SH   Sole           21,033
Amcol International Corp    COM    02341w103   1,194     45,299    SH   Sole           45,299
Amdocs Limited              COM    g02602103   2,256     61,653    SH   Sole           61,653
Aquantive Inc.              COM    03839g105   1,160     45,790    SH   Sole           45,790
Argon ST INC                COM    040149106   2,457     92,281    SH   Sole           92,281
Aspreva Pharmaceuticals     COM    04538t109   970       35,730    SH   Sole           35,730
Business Objects, S.A.      COM    12328x107   961       35,340    SH   Sole           35,340
CKX Inc.                    COM    12562m106   1,245     91,729    SH   Sole           91,729
CRA International, Inc.     COM    12618t105   1,333     29,538    SH   Sole           29,538
Carrizo Oil & Gas Inc.      COM    144577103   510       16,295    SH   Sole           16,295
Cbeyond, Inc.               COM    149847105   876       40,159    SH   Sole           40,159
Chicago Bridge & Iron-NY    COM    167250109   829       34,340    SH   Sole           34,340
SHR
Comtech Group               COM    205821200   2,032     182,588   SH   Sole           182,588
Comverse Technology Inc.    COM    205862402   2,227     112,670   SH   Sole           112,670
Conexant Systems Inc        COM    207142100   582       233,000   SH   Sole           233,000
Corning                     COM    219350105   1,938     80,120    SH   Sole           80,120
Covad Communications Group  COM    222814204   971       483,080   SH   Sole           483,080
Crown Holdings Inc.         COM    228368106   834       53,572    SH   Sole           53,572
Cypress Semiconductor       COM    232806109   1,933     132,924   SH   Sole           132,924
Corp.
DRS Technologies Inc.       COM    23330X100   305       6,250     SH   Sole           6,250
Digitas                     COM    25388k104   2,319     199,572   SH   Sole           199,572
Durect Corp.                COM    266605104   860       222,345   SH   Sole           222,345
E*Trade                     COM    269246104   556       24,343    SH   Sole           24,343
Electro Scientific Inds.,   COM    285229100   1,167     64,862    SH   Sole           64,862
Inc.
Electronics for Imaging     COM    286082102   2,552     122,212   SH   Sole           122,212
Inc.
Encore Medical Group        COM    29256e109   1,094     227,461   SH   Sole           227,461
Equinix Inc                 COM    29444u502   1,853     33,776    SH   Sole           33,776
Esco Technologies, Inc.     COM    296315104   1,036     19,387    SH   Sole           19,387
Flir Systems                COM    302445101   978       42,693    SH   Sole           42,693
Flow Int'l Corp             COM    343468104   1,064     75,596    SH   Sole           75,596
Foundry Networks            COM    35063r100   1,905     178,729   SH   Sole           178,729
General Cable Corp.         COM    369300108   1,414     40,386    SH   Sole           40,386
Gilead                      COM    375558103   959       16,207    SH   Sole           16,207
Hub Group, Inc.             COM    443320106   2,021     82,377    SH   Sole           82,377
Indevus Pharmaceuticals     COM    454072109   228       41,701    SH   Sole           41,701
Inc.
Informatica Corp.           COM    45666q102   645       48,980    SH   Sole           48,980
Integrated Device           COM    458118106   757       53,350    SH   Sole           53,350
Technology,
Interdigital                COM    45866A105   815       23,357    SH   Sole           23,357
Communications Co
Intermap Technologies Corp  COM    458977du6   453       100,000   SH   Sole           100,000
Invitrogen Corp             COM    46185r100   989       14,965    SH   Sole           14,965
JDS Uniphase                COM    46612J101   242       95,700    SH   Sole           95,700
Jacobs Engineering Group    COM    469814107   772       9,698     SH   Sole           9,698
Inc.
Kongzhong Corp-ADR          COM    50047p104   616       70,045    SH   Sole           70,045
Level 3 Communications      COM    52729n100   2,245     505,670   SH   Sole           505,670
Littlefuse Inc.             COM    537008104   1,013     29,460    SH   Sole           29,460
Luna Innovations            COM    550351100   600       100,000   SH   Sole           100,000
MPS Group, Inc.             COM    553409103   494       32,805    SH   Sole           32,805
MRV Communications Inc.     COM    553477100   777       249,800   SH   Sole           249,800
Marchex Inc.                COM    56624r108   817       49,750    SH   Sole           49,750
Martin Transport LTD        COM    573075108   344       15,834    SH   Sole           15,834
Mid-America Apartment       COM    59522J103   846       15,180    SH   Sole           15,180
Communit
NII Holdings, Inc. - Class  COM    62913f201   2,977     52,805    SH   Sole           52,805
B
Netlogic Microsystems,      COM    64118b100   1,949     60,420    SH   Sole           60,420
Inc.
Newkirk Realty Trust        COM    651497109   602       34,700    SH   Sole           34,700
Newport Corp                COM    651824104   1,038     64,420    SH   Sole           64,420
News Corp. Ltd.             COM    652487703   1,312     65,030    SH   Sole           65,030
Noble International, Ltd.   COM    655053106   198       13,838    SH   Sole           13,838
ON Semiconductor            COM    682189105   805       136,850   SH   Sole           136,850
Corporation
OpenTV Corp                 COM    g67543101   2,376     615,542   SH   Sole           615,542
Oplink Communications       COM    68375q403   902       49,252    SH   Sole           49,252
Otelco Inc.                 COM    688823202   1,834     101,621   SH   Sole           101,621
Pacific Sunwear of          COM    694873100   236       13,153    SH   Sole           13,153
California,
Per-Se Technologies, Inc.   COM    713569309   985       39,116    SH   Sole           39,116
Pharm. Product              COM    717124101   332       9,462     SH   Sole           9,462
Pozen                       COM    73941u102   968       137,550   SH   Sole           137,550
Priceline.com Inc.          COM    741503403   1,091     36,543    SH   Sole           36,543
Providence Service Corp     COM    743815102   1,478     54,291    SH   Sole           54,291
Quest Software              COM    74834T103   1,281     91,470    SH   Sole           91,470
RadiSys Corp.               COM    750459109   822       37,414    SH   Sole           37,414
Realnetworks, Inc.          COM    75605l104   752       70,249    SH   Sole           70,249
Reddy Ice Holdings, Inc.    COM    75734r105   718       35,260    SH   Sole           35,260
Reynolds & Reynolds         COM    761695105   1,587     51,750    SH   Sole           51,750
Rowan Companies, Inc.       COM    779382100   384       10,789    SH   Sole           10,789
Ruby Tuesday, Inc.          COM    781182100   313       12,811    SH   Sole           12,811
Rudolph Technologies        COM    781270103   1,140     78,587    SH   Sole           78,587
Sohu.Com Inc                COM    83408w103   1,024     39,700    SH   Sole           39,700
Swift Transportation Co.    COM    870756103   850       26,770    SH   Sole           26,770
Inc.
Symantec Corp.              COM    871503108   1,164     74,900    SH   Sole           74,900
Synopsys Inc.               COM    871607107   2,486     132,443   SH   Sole           132,443
Tekelec                     COM    879101103   2,136     172,994   SH   Sole           172,994
Tellabs Inc.                COM    879664100   941       70,710    SH   Sole           70,710
Terex Corp.                 COM    880779103   529       5,355     SH   Sole           5,355
Tessera Technologies Inc.   COM    88164L100   303       11,008    SH   Sole           11,008
Transocean Inc              COM    2821287     762       9,484     SH   Sole           9,484
Tupperware Corp.            COM    899896104   791       40,180    SH   Sole           40,180
U-Store-It Trust            COM    91274f104   775       41,070    SH   Sole           41,070
UTI Worldwide               COM    G87210103   334       13,247    SH   Sole           13,247
United Surgical Partners    COM    913016309   269       8,955     SH   Sole           8,955
Inter
Urstadt Biddle Properties   COM    917286205   874       53,670    SH   Sole           53,670
Wabtec                      COM    929740108   797       21,299    SH   Sole           21,299
Websidestory                COM    947685103   1,303     106,827   SH   Sole           106,827
West Corporation            COM    952355105   688       14,366    SH   Sole           14,366
Zoran Corporation           COM    98975F101   1,991     81,780    SH   Sole           81,780
Lasalle Hotel Properties    PRD    517942504   1,245     50,000    SH   Sole           50,000
Prefe
Agere Systems  12/15/09     CVBON  00845VAA8   989                 PRN  Sole
6.50%                       D                           1,000,000                     1,000,000
Charles River 2.875%        CVBON  159852AA0   982       750,000   PRN  Sole           750,000
6/15/34                     D
Ciena 3.75% '08             CVBON  171779AA9   1,004               PRN  Sole
                            D                           1,050,000                     1,050,000
Continental Airlines 4.5%   CVBON  210795PD6   1,382               PRN  Sole
02/0                        D                           1,400,000                     1,400,000
Covad Communications 3%     CVBON  222814AR6   896                 PRN  Sole
3/15/2                      D                           1,000,000                     1,000,000
Curagen                     CVBON  23126RAC5   1,574               PRN  Sole
                            D                           1,600,000                     1,600,000
Durect Corp                 CVBON  266605AB0   1,287               PRN  Sole
                            D                           1,000,000                     1,000,000
Emcore Corp 5% 5/15/2011    CVBON  290846AC8   662       500,000   PRN  Sole           500,000
                            D
Hercules II 6/30/29 6.5%    CVBON  427056BC9   1,433               PRN  Sole
                            D                           1,769,000                     1,769,000
I2 Technologies Inc. 5.25%  CVBON  465754AF6   481       488,000   PRN  Sole           488,000
12/                         D
Incyte Genomics, 5.5%,      CVBON  45337CAC6   992                 PRN  Sole
02/01/2                     D                           1,000,000                     1,000,000
LSB Industries              CVBON  502160AB6   1,032               PRN  Sole
                            D                           1,000,000                     1,000,000
Manugistics Group           CVBON  565011AB9   1,391               PRN  Sole
                            D                           1,400,000                     1,400,000
Mercury Interactive         CVBON  589405AB5   1,149               PRN  Sole
                            D                           1,155,000                     1,155,000
Richardson Electronics 7    CVBON  763165AD9   1,388               PRN  Sole
3/4%                        D                           1,425,000                     1,425,000
Rite Aid Corp 4 3/4         CVBON  767754BA1   1,487               PRN  Sole
12/1/06                     D                           1,500,000                     1,500,000
Standard Motor Products     CVBON  853666AB1   865                 PRN  Sole
6.75%                       D                           1,000,000                     1,000,000
Trizec Hahn                 CVBON  896938AB3   1,363               PRN  Sole
                            D                           1,500,000                     1,500,000
Carriage Service Cap        CVPFD  14444t309   1,265     30,125    SH   Sole           30,125
Continental Air 6%          CVPFD  210796306   875       25,000    SH   Sole           25,000
11/15/30
Crown Castle Int Pfd 6.25%  CVPFD  228227401   1,315     23,700    SH   Sole           23,700
due
Felcor Lodging              CVPFD  31430f200   1,176     48,200    SH   Sole           48,200
Hanover Comp Cap PFD        CVPFD  41076M302   1,624     29,000    SH   Sole           29,000
Newell Rubbermaid QUIPS     CVPFD  651195307   1,333     30,200    SH   Sole           30,200
Six Flags 7.25% 8/15/09     CVPFD  83001p505   540       25,000    SH   Sole           25,000
United Rentals 6.5% 8/1/28  CVPFD  91136h306   945       20,000    SH   Sole           20,000

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